Income tax income / (expense)	12 Months Ended
Dec. 31, 2021
Income Tax Income
Income tax income / (expense)

5.10	Income tax income/(expense)

The tax expense for the period comprises current and deferred tax. Tax is recognized in the income statement, except to the extent that it relates to items recognized in other comprehensive income or directly in equity. In this case, the tax is also recognized in other comprehensive income or directly in equity, respectively. The current Income tax income/(expense) is calculated on the basis of the tax laws enacted or substantively enacted at the balance sheet date in the countries where the Group’s subsidiaries operate and generate taxable income. Management periodically evaluates positions taken in tax returns with respect to situations in which applicable tax regulation is subject to interpretation. It establishes provisions, where appropriate, based on amounts expected to be paid to the tax authorities.

Deferred income tax is provided in full, using the liability method, on temporary differences arising between the tax bases of assets and liabilities and their carrying amounts in the consolidated financial statements. Deferred income tax is determined using tax rates (and laws) that have been enacted or substantially enacted by the balance sheet date and are expected to apply when the related deferred income tax asset is realized, or the deferred income tax liability is settled.

Deferred income tax assets are recognized to the extent that it is probable that future taxable profit will be available against which the temporary differences can be utilized.

Deferred income tax is provided on temporary differences arising on investments in subsidiaries and associates, except where the timing of the reversal of the temporary difference is controlled by the Group and it is probable that the temporary difference will not be reversed within the foreseeable future.

5.10.1	Current income tax

Income tax income/(expense) is comprised of current and deferred tax.

€ in thousand		Year ended December 31,
	2021	2020	2019
Current tax
Current income tax charge	(32)	(69)	(2,849)
Adjustments in respect of current income tax of previous year	(19)	109	(258)
Deferred tax
Relating to origination and reversal of temporary differences	(3,395)	869	2,233
Income tax income/(expense)	(3,446)	909	(874)

The individual entities’ reconciliations – prepared on the basis of the tax rates applicable in each country while taking consolidation procedures into account – have been summarized in the reconciliation below. The estimated tax charge is reconciled to the effective tax charge disclosed.

The tax on the Group’s loss before tax differs from the theoretical amount that would arise using the weighted average tax rate applicable to profits of the consolidated companies as follows:

€ in thousand	Year ended December 31,
	2021	2020	2019
Loss before tax	(69,979)	(65,302)	(870)
Tax calculated at domestic tax rates applicable to profits in the respective countries	18,824	16,675	1,431
Income not subject to tax (mainly R&D tax credit)	10,739	2,612	1,727
Expenses not deductible for tax purposes	(2,509)	(1,789)	(169)
Deferred tax asset not recognized	(26,902)	(15,852)	(7,405)
Utilization of previously unrecognized tax losses	—	—	5,480
Income tax credit	(459)	109	105
Effect of change in applicable tax rate	(3,291)	(771)	(1,708)
Exchange differences	296	(105)	62
Income tax of prior years	(64)	170	(256)
Minimum income tax	(80)	(141)	(142)
Income tax income/(expense)	(3,446)	909	(874)

Effective income tax rate	—	—	—

Although the Group operates at a loss overall, there are profitable jurisdictions.

5.10.2	Deferred tax

As at December 31, 2021, the deferred tax assets of €153.8 million (December 31, 2020: €126.3 million) were not recognized as there was not sufficient evidence that adequate taxable profit will be available against which the unused tax losses can be utilized in the foreseeable future. Deferred tax assets were only recognized for entities where sufficient evidence has been provided that adequate taxable profit will be available against which the unused tax losses can be utilized in the foreseeable future.

As at December 31, 2021, the Group had tax losses carried forward of €628.3 million (December 31, 2020: €529.5 million), of which €234.9 million were related to Valneva SE (December 31, 2020: €192.0 million), €380.0 million were related to Valneva Austria GmbH (December 31, 2020: €321.1 million), €0 million were related to Valneva USA, Inc. (December 31, 2020: €0.4 million), €0.8 million were related to Valneva Scotland, Ltd. (December 31, 2020: €3.1 million) and €12.6 million were related to Valneva Sweden AB (December 31, 2020: €12.9 million).

Tax losses carried forward in France, Austria, United Kingdom and Sweden have no expiry date, whereas the tax loss from US entities will begin to expire in the year 2033 if unused.

The gross movement on the deferred income tax account was as follows:

€ in thousand	2021	2020	2019
Beginning of year	5,158	4,988	2,689
Exchange differences	(529)	(699)	66
Income statement charge / (credit)	(3,395)	869	2,233
End of year	2,292	5,158	4,988

The deferred tax assets and liabilities are allocable to the various balance sheet items as follows:

€ in thousand	As at December 31,
	2021	2020
Deferred tax asset from
Tax losses carried forward	156,470	131,633
Fixed assets	2,007	2,033
Inventory	1,837	4,108
Borrowings and accrued interest	1,284	1,161
Provision	1,611	1,564
Other items	2,891	2,019
Non-recognition of deferred tax assets	(153,836)	(126,283)
Total deferred tax assets	12,264	16,235
Deferred tax liability from
Fixed assets	(2,359)	(1,187)
Intangible assets	(6,855)	(7,480)
Other items	(758)	(2,410)
Total deferred tax liability	(9,972)	(11,077)
Deferred tax, net	2,292	5,158

The corporate income tax rate in the United Kingdom was 19% and will be increased to 25% in 2023.

The corporate income tax rate in France will be gradually reduced over the next years to 25%. The rate was 26.5% in 2021 and will be reduced to 25% from 2022 onward on the full amount of taxable profits.

The deferred tax assets and liabilities presented above as at December 31, 2021 and December 31, 2020 have been adjusted for these changes in tax rates.